Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended				6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2013 Loss from Catastrophes [Member]	Dec. 28, 2013 Loss from Catastrophes [Member]	Jun. 28, 2014 Loss from Catastrophes [Member]	Dec. 29, 2012 Loss from Catastrophes [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member] Loss from Catastrophes [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member] Loss from Catastrophes [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Loss from Catastrophes [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member] Loss from Catastrophes [Member]	Jun. 28, 2014 Maximum [Member]	Dec. 28, 2013 Maximum [Member]
Loss Contingencies [Line Items]
Amount funded for loss incurred by joint venture	$ 8.8	$ 8.8	$ 4.0	$ 4.0	$ 4.8
Accrual recorded in other noncurrent liabilities	4.3	4.3	4.3
Recognized losses on indemnification agreement			8.0		1.9
Charge for costs to remove the barge						1.8	0.8					1.8
Charges recognized for lost product included in accrued expenses							0.9	0.4	0.9				0.4	0.9	0.9
Unapproved change orders and claims	4.0	3.2	4.8
Costs and estimated earnings in excess of billings		0.5	1.6
Other assets		2.7	3.2
Duration of commitments																1 year	1 year
Unapproved change orders within costs in excess of billings	0.5	0.5
Unapproved change orders within accounts receivable	1.2
Unapproved change orders within other current assets	$ 2.3	$ 2.7
Terms of purchase commitments										Less than one year	Less than one year
Percentage of company's employees under collective bargaining arrangements										62.00%	62.00%
Collective bargaining agreements expire period										Between 2015 and 2018	Between 2013 and 2015
Contract expiration date											2013
Contract term extension											2018